SCHEDULE OF FINANCE COSTS (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Notes and other explanatory information [abstract]
Interest on bank borrowings	$ 123,066	$ 54,806
Interest on other borrowings	1,162,729	1,162,719
Interest on lease liabilities	3,563	9,863	$ 16,621
Total	$ 1,289,358	$ 1,227,388